Employee Benefit Plans (Summary of Expected Future Benefit Payments) (Details) - Amended and Restated SERP Plan [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2017	$ 2,275
2018	0
2019	0
2020	0
2021	1,288
Five years thereafter	10,780
Total	$ 14,343